Short-term debt (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2024 MXN ($)
Debt
Total short-term debt	$ 28,865	$ 1,200,000	$ 600,000
Variable interest rate	TIIE 28
Spread on interest rate basis	0.60%		0.60%
Short-term line of credit
Debt
Short-term credit lines available amount			$ 950,000
Bank loan with HSBC Mexico
Debt
Total short-term debt		600,000	$ 300,000
Term of loan	6 months
Spread on interest rate basis	0.60%		0.60%
Bank loan with Banco Nacional de Mexico
Debt
Total short-term debt		400,000
Bank loan with Banco Santander Mexico
Debt
Total short-term debt			$ 150,000
Term of loan	3 months
Spread on interest rate basis	0.65%		0.65%
Credit line of credit with Banco Santander Mexico
Debt
Total short-term debt		$ 200,000
Term of loan		3 months
Spread on interest rate basis		1.40%
Bank loan with Banco Scotiabank Mexico
Debt
Total short-term debt			$ 150,000
Term of loan	6 months
Spread on interest rate basis	0.55%		0.55%